Subsequent Events (Details Narrative) - USD ($)							3 Months Ended	12 Months Ended
	Apr. 26, 2024	Apr. 16, 2024	Mar. 27, 2024	Mar. 27, 2024	Feb. 14, 2024	Jan. 31, 2024	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Jun. 28, 2023
Subsequent Event [Line Items]
Cash withdrawn from Trust Account in connection with redemption								$ 342,984,430
Common shares, par value (in dollar per share)							$ 0.0001	$ 0.0001
Received							$ 1,317,900	$ 8,835	$ 129,186
Sponsor Fees							$ 250,000
Merger Agreement [Member]
Subsequent Event [Line Items]
Sponsor Fees								2,000,000
Offset value								500,000
Service fees								250,000
Merger Agreement [Member] | Sponsor Advisory Service Fee [Member]
Subsequent Event [Line Items]
Business Combination, Consideration Transferred								$ 500,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Cash withdrawn from Trust Account in connection with redemption						$ 16,000,000.0
Subsequent Event [Member] | Merger Agreement [Member]
Subsequent Event [Line Items]
Share price, per share					$ 10.00
Common shares, par value (in dollar per share)					$ 0.0001
Sponsor Fees		$ 250,000
Stock Issued During Period, Value, Issued for Services		$ 577,500
Subsequent Event [Member] | Merger Agreement [Member] | Tevogen Bio [Member]
Subsequent Event [Line Items]
Merger agreement share issuable					$ 1,200,000,000
Common Class A [Member]
Subsequent Event [Line Items]
Common shares, par value (in dollar per share)								$ 0.0001	$ 0.0001	$ 0.0001
Common Class A [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Minimum period to file charter amendment						$ 1,432,457
Share price, per share						$ 11.14
Series A Preferred Stock [Member] | Subsequent Event [Member] | Securities Purchase Agreement [Member]
Subsequent Event [Line Items]
Share price, per share					$ 5.00
Aggregate purchase price amount					$ 8,000,000.0
Received					$ 2,000,000
Conversion of shares					500,000
Preferred stock voting rights					The Series A Preferred Stock is and the Series A-1 Preferred Stock will be non-voting, has or will have, as the case may be, no mandatory redemption, and carries or will carry an annual 5% cumulative dividend, increasing by 2% each year, in the case of the Series A-1 Preferred Stock in no event to more than 15% per year.
Series A One Preferred Stock [Member]
Subsequent Event [Line Items]
Shares purchase amount			$ 6,000,000
Series A One Preferred Stock [Member] | Subsequent Event [Member] | Securities Purchase Agreement [Member]
Subsequent Event [Line Items]
Aggregate purchase price amount	$ 6,000,000.0			$ 6,000,000.0
Shares purchase amount				$ 2,000,000.0
Conversion of shares					600,000
Series A One Preferred Stock [Member] | Subsequent Event [Member] | Securities Purchase Agreement [Member]
Subsequent Event [Line Items]
Received	$ 1,200,000				$ 1,200,000
Series B Preferred Stock [Member] | Subsequent Event [Member] | Securities Purchase Agreement [Member]
Subsequent Event [Line Items]
Shares purchase amount					$ 4,200,000
Preferred stock voting rights					The Series B Preferred Stock is non-voting, non-convertible, callable by the Company at any time, and pays a 3.5% quarterly dividend beginning 35 days after issuance. Any dividend will be paid by the Company on behalf of the Sponsor to the creditors to which the assumed liabilities and obligations are owed, pro rata in accordance with those liabilities and obligations unless otherwise agreed by the Company and the Sponsor. The dividend rate will increase by 0.25% each month that the Series B Preferred Stock remains outstanding after the first 30 days after its issuance, but in no event will increase to more than 7.5% per quarter.
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Liabilities					$ 3,600,000